SCOPE OF CONSOLIDATION - Investment in Associates and Joint Arrangements (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Basis Of Consolidation [Abstract]
Joint ventures	$ 3,006,000,000	$ 2,586,000,000
Associates	2,847,000,000	2,859,000,000
Individually immaterial joint ventures and associates	964,000,000	1,084,000,000
Total	$ 6,817,000,000	$ 6,529,000,000
Threshold aggregate of individually immaterial joint ventures and associates (in percent)	20.00%	20.00%
Threshold carrying amount of individually immaterial joint ventures and associates	$ 100,000,000	$ 100,000,000